EQUITY (Details 1) - Stock Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number Of Shares Outstanding, Beginning	128,976	86,549	52,205
Number Of Shares Outstanding, Granted		42,427	34,344
Number Of Shares Outstanding, Forfeited/cancelled		0
Number of Shares, Exercisable	42,568	1,850
Weighted Average Exercie Price, Beginning	$ 11.02	$ 94.76	$ 144.90
Weighted Average Exercise Price, Granted	0	8.73	18.55
Weighted Average Exercise Price Exercised	0
Weighted Average Exercise Price, Forfeited/cancelled	0	$ 0	$ 0
Number Of Shares Outstanding, Ending		128,976	86,549
Weighted Average Exercie Price, Ending	11.02	$ 11.02	$ 94.76
Weighted Average Exercie Price, Exercisable	$ 14.96	$ 125.02
Weighted Average Life (years), Beginning	7 years 9 months 4 days
Weighted Average Life (years), Ending	7 years 6 months 3 days
Weighted Average Life (years), Excercisable	7 years 4 months 6 days	6 years 5 months 26 days
Weighted Average Life (years), Granted		10 years	10 years